Financing Receivables, Net	12 Months Ended
Dec. 31, 2020
Notes Receivable Net [Abstract]
Financing Receivables, Net

3. FINANCING RECEIVABLES, NET

Financing receivables, net as of December 31, 2019 and 2020 consisted of the followings:

	As of December 31,
	2019	2020
	(RMB in thousands)
Short-term:
Installment purchase loans	748,717	457,407
Personal installment loans	3,322,235	4,969,154
Total short-term financing receivables	4,070,952	5,426,561
Allowance for credit losses	(318,262)	(508,013)
Total short-term financing receivables, net	3,752,690	4,918,548
Long-term:
Installment purchase loans	169,080	127,265
Personal installment loans	545,001	98,645
Total long-term financing receivables	714,081	225,910
Allowance for credit losses	(55,283)	(21,149)
Total long-term financing receivables, net	658,798	204,761

These balances represent short‑term and long‑term financing receivables generated from installment purchase loans and personal installment loans transacted on the Group’s Platform and APP with an original term generally up to three years and do not have collateral. The weighted average interest rates of these financing receivables were 24.7% and 24.9% as of December 31, 2019 and 2020, respectively.

As of December 31, 2019, installment purchase loans and personal installment loans that were charged-off in accordance with the Group’s standard charge-off policy were RMB141.5 million and RMB1,995.0 million, respectively. As of December 31, 2020, installment purchase loans and personal installment loans that were charged-off in accordance with the Group’s standard charge-off policy were RMB186.9 million and RMB2,802.9 million, respectively. The Group determined it was probable that the Group will be unable to collect the unpaid principal amounts on those loans.

The following table summarizes the balances of financing receivables by due date as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	(RMB in thousands)
Due in months
0 - 12	4,070,952	5,426,561
13 - 24	621,957	182,107
25 - 36	92,075	23,388
Thereafter	49	20,415
Total financing receivables	4,785,033	5,652,471

The activities in the provision for credit losses of financing receivables for the years ended December 31, 2018, 2019 and 2020, respectively, consisted of the following:

	For the year ended December 31,
	2018	2019	2020
	(RMB in thousands)
Beginning balances	(370,196)	(384,036)	(373,545)
Cumulative effect due to the adoption of ASC 326 (Note 2(g))	—	—	(229,661)
Provision for credit losses	(884,056)	(708,684)	(779,235)
Charge-offs	974,483	815,421	1,078,705
Recoveries from prior charge-offs	(104,267)	(96,246)	(225,426)
Ending balances	(384,036)	(373,545)	(529,162)

Aging analysis of past due financing receivables as of December 31, 2019 and 2020 are as follows:

RMB in thousands	1 - 29 Days Past Due	30 - 59 Days Past Due	60 - 89 Days Past Due	90 - 179 Days Past Due	180 Days or Greater Past Due	Total Past Due	Current	Total
Installment purchase loans	9,160	5,197	4,217	9,636	—	28,210	889,587	917,797
Personal installment loans	149,574	86,792	74,208	180,822	—	491,396	3,375,840	3,867,236
December 31, 2019	158,734	91,989	78,425	190,458	—	519,606	4,265,427	4,785,033
Installment purchase loans	7,086	4,508	3,839	11,884	—	27,317	557,355	584,672
Personal installment loans	152,523	74,396	54,217	165,982	—	447,118	4,620,681	5,067,799
December 31, 2020	159,609	78,904	58,056	177,866	—	474,435	5,178,036	5,652,471

Financing receivables amounting to RMB190.5 million and RMB177.9 million as of December 31, 2019 and 2020, respectively, were in non‑accrual status. Interest and financial services income for non‑accrual financing receivables is recognized on a cash basis. Cash receipt of non‑accrual financing receivables would be first applied to any unpaid principal, late payment fees, if any, before recognizing interest and financial services income. For the years ended December 31, 2018, 2019 and 2020, interest and late payment fees earned from non‑accrual financing receivables were RMB102.8million, RMB53.9million and RMB 78.8 million respectively.

As of December 31, 2019 and 2020, financing receivables amounting to RMB420.4 million and RMB325.7 million have been pledged as collaterals pursuant to investment agreements with certain Institutional Funding Partners (Note 10).

Credit Quality Indicators

The Group developed its credit assessment model based on the historical delinquency performance of the Borrowers as well as information submitted in the Borrowers’ credit applications. The credit assessment model is designed to predict the likelihood that a Borrower will be delinquent in the future. The Group assigns one of the seven credit risk levels to each Borrower, with risk level A representing the lowest risk, risk level F representing the highest risk and risk level N representing Borrowers who are approved for trial purposes only and will be separately tracked accordingly. The key factors the Group considers in determining the credit risk level of each Borrower include geographic location, education background, level of income, etc. The determination of the credit ratings also incorporates assumptions with respect to the nature of and outlook for the borrower’s industry and the economic environment. The Group updates the information for each of the risk levels on a daily basis.

The following tables present the amortized cost of installment purchase loans within each credit quality indicator by year of origination for five origination years and beyond, due to the adoption of ASC 326, as of December 31, 2020:

	Loans originated in
Risk Level	2016 and before	2017	2018	2019	2020	Total
(RMB in thousands)
A	—	32	9,128	38,554	165,595	213,309
B	—	23	6,454	29,391	107,029	142,897
C	—	39	3,877	25,966	100,172	130,054
D	—	13	2,291	16,737	70,179	89,220
E	—	1	90	548	2,505	3,144
F	—	5	415	1,254	4,373	6,047
N and others	—	—	—	—	1	1
Total	—	113	22,255	112,450	449,854	584,672

The following tables present the amortized cost of personal installment loans within each credit quality indicator by year of origination for five origination years and beyond, due to the adoption of ASC 326, as of December 31, 2020:

	Loans originated in
Risk Level	2016 and before	2017	2018	2019	2020	Total
(RMB in thousands)
A	—	667	8,864	28,794	873,365	911,690
B	—	457	7,488	31,108	931,876	970,929
C	—	627	7,563	57,490	1,261,182	1,326,862
D	—	177	5,200	73,001	1,181,795	1,260,173
E	—	13	239	6,859	190,602	197,713
F	—	49	1,348	27,267	328,597	357,261
N and others	—	32	2,555	25,021	15,563	43,171
Total	—	2,022	33,257	249,540	4,782,980	5,067,799

The following tables present the net recorded investment of financing receivables within each credit quality indicator as of December 31, 2019 and 2020:

	As of December 31, 2019		As of December 31, 2020
	Installment Purchase Loans	Personal Installment Loans	Installment Purchase Loans	Personal Installment Loans
	(RMB in thousands)		(RMB in thousands)
Risk level:
A	383,566	612,958	213,309	911,690
B	262,504	760,986	142,897	970,929
C	133,526	528,162	130,054	1,326,862
D	84,779	771,854	89,220	1,260,173
E	32,136	593,564	3,144	197,713
F	20,665	378,408	6,047	357,261
N and others	621	221,304	1	43,171
Total	917,797	3,867,236	584,672	5,067,799